Equity	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
EQUITY

NOTE 9:- EQUITY

Reverse Share Splits

On August 18, 2023, the Company convened a general meeting of its shareholders, whereby the shareholders approved, inter alia, a reverse split of the Company’s share capital up to a ratio of 30:1. Following the implementation of the Reverse Split, the Company’s authorized share capital will not be adjusted under the Company’s Articles, which as of the date hereof consists of 75,000,000 Ordinary Shares, no par value.

On September 14, 2023, the Company’s Board resolved that the final ratio for the Reverse Split will be 26:1, which became effective on September 28, 2023.

a.	Composition of share capital as of June 30, 2023, June 30, 2022, and December 31, 2022:

	June 30, 2023		December 31, 2022		June 30, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary Shares of no par value each	75,000,000	282,782	75,000,000	261,494	25,714,286	135,644

b.	Changes in share capital:

Issued and outstanding share capital:

Number of ordinary shares
Balance at January 1, 2023	261,494

Issuance of share capital – in respect of investment in affiliate (Note 6e)	13,858

Shares issued to consultants (Note 6e)	7,134

Issuance of share capital – in respect of shelf prospectus (Note 6e)	296

Balance at June 30, 2023	282,782

c.	Rights attached to shares:

Voting rights at shareholders meetings, right to dividends, rights upon liquidation of the Company and right to nominate the directors in the Company.

d.	Capital management in the Company:

The Company’s capital management objectives are to preserve the Company’s ability to ensure business continuity thereby creating a return for the shareholders, investors and other interested parties. The Company is not under any minimal equity requirements nor is it required to attain a certain level of capital return.

e.	Additional issuance of ordinary shares:

On August 2, 2022, the Company issued a consultant 923 ordinary shares in respect of services rendered.

On November 1, 2022, the Company issued a consultant 1,423 ordinary shares in respect of services rendered.

On March 22, 2023, the Company issued 13,858 ordinary shares in respect of the stock purchase agreement entered into by and among Jeffs’ Brands and Jeffs’ Brands Holdings Inc. (“NewCo”) (see also note 8a)

On May 31, 2023, the Company issued 7,134 ordinary shares to consultants in respect of services rendered.

f.	March 2021 Financing Round

On March 4, 2021, the Company completed a private offering with several accredited and institutional investors for gross proceeds of $8,150, providing for the issuance of an aggregate of 44,331 units, as follows: (a) 35,242 units at a price of $183,82 per unit, consisting of (i) one ordinary share of the Company, and (ii) a Series A Warrant to purchase an equal number of units purchased (the “2021 Series A Warrants”) and a Series B Warrant (the “2021 Series B Warrants” and, collectively with the 2021 Series A Warrants, the March 2021 Warrants) to purchase half the number of units, and (b) 9,089 pre-funded units at a price of $183.794 per unit, consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) one 2021 Series A Warrant and one 2021 Series B Warrant.

The Series A Warrants have an exercise price of $183.82 per ordinary share and the Series B Warrants have an exercise price of $275.60 per ordinary share). Both were exercisable upon issuance and will expire five years from the date of issuance.

The March 2021 Warrants are classified as issued warrants in the Company’s equity.

During the year ended December 31, 2021, the Company issued 4,929 ordinary shares in respect of the exercise of 385 2021 Series A Warrants and the exercise of 4,544 of pre-funded warrants.

During the year ended December 31, 2022, the Company issued 3,846 ordinary shares in respect of the exercise of 3,846 pre-funded warrants. During the six months ended June 30, 2023, there were no exercises of 2021 Series A Warrants.

g.	June 2022 Financing Round (see also note 8)

On June 1, 2022, the Company completed the June 2022 Private Placement with an investor for gross proceeds of $10,210, providing for the issuance of an aggregate of 136,388 units and pre-funded units, as follows: (a) 12,884 units at a price of $74.88 per unit, each consisting of (i) one ordinary share of the Company, and (ii) two warrants each to purchase one ordinary share (the “June 2022 Warrants”), and (b) 123,504 pre-funded units at a price of $73.294 per unit, each consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) two June 2022 Warrants.

The June 2022 Warrants have an exercise price of $68.38 per ordinary share. The June 2022 Warrants were exercisable upon issuance and will expire seven years from the date of issuance.

The June 2022 Warrants are classified as current warrant liability in the Company’s balance sheet, as they are exercisable at any given time.

During the year ended December 31, 2022, the Company issued 123,504 ordinary shares in respect of the exercise of 123,504 pre-funded warrants. During the six months ended June 30, 2023, there were no exercises of June 2022 Warrants.